Financial Instruments - Summary of Consolidated Financial Ratios (Detail)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	1.63%	1.81%	2.06%
Coverage Ratio	8.37%	7.26%	7.91%
Less than or Equal to 3.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	3.75%	3.75%	3.75%
Greater than or Equal to 2.75 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	2.75%	2.75%	2.75%